Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 92,586	$ 12,684	¥ 75,132
Short-term investments	9,085	1,245	43,158
Accounts receivable	53,843	7,376	14,342
Inventories	107	15	844
Advance to suppliers	3,627	497	3,678
Deferred IPO expenses			9,171
Other current assets	2,535	346	1,421
Total current assets	162,585	22,273	147,836
Non-current assets:
Long-term investments	11,905	1,631	8,326
Property and equipment, net	1,938	266	1,315
Intangible assets, net	61,730	8,457	10,862
Operating lease right-of-use assets, net	5,124	702	7,575
Total non-current assets	80,697	11,056	28,078
Total assets	243,282	33,329	175,914
Current liabilities:
Accounts payable	38,018	5,208	10,221
Accrued expenses and other liabilities	4,545	622	6,290
Tax payables	4,543	622	5,378
Operating lease liabilities – current	2,645	362	2,479
Contract liabilities	25,036	3,430	25,806
Total current liabilities	74,794	10,245	50,184
Non-current liabilities:
Operating lease liabilities – non-current	2,867	393	5,396
Other non-current liabilities	1,792	246
Total non-current liabilities	4,659	639	5,396
Total liabilities	79,453	10,884	55,580
Commitments and contingencies (Note 21)
Mezzanine equity:
Redeemable preferred shares (US$0.00001428571428 par value; 519,840,747 and nil issued and outstanding as of December 31, 2023 and 2024, respectively)			241,411
Shareholders’ (deficit) equity:
Preferred shares (US$0.00001428571428 par value; 193,480,000 shares authorized; 193,480,000 and nil issued and outstanding as of December 31, 2023 and 2024, respectively)			21
Ordinary shares (US$0.00001428571428 par value; 2,786,679,253 and 3,500,000,000 shares authorized; 416,920,000 and 1,152,740,747 issued and outstanding as of December 31, 2023 and 2024, respectively)	119	16	41
Additional paid-in capital	267,626	36,665	13,336
Statutory reserve	7,411	1,015	5,268
Accumulated deficit	(143,585)	(19,671)	(161,713)
Accumulated other comprehensive income	399	55	399
Total JINXIN TECHNOLOGY HOLDING COMPANY shareholders’ (deficit) equity	131,970	18,080	(142,648)
Non-controlling interests	31,859	4,365	21,571
Total (deficit) equity	163,829	22,445	(121,077)
Total liabilities, mezzanine equity and (deficit) equity	243,282	33,329	175,914
Related Party
Current assets:
Amount due from related parties	802	110	90
Current liabilities:
Amount due to related parties	¥ 7	$ 1	¥ 10